Income Taxes - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Losses/credit expire date	2023 and 2040
Available temporary differences not recognized	$ 814,646,000	$ 661,636,000
Unused federal tax credits available to reduce future income tax	$ 19,300,000
Minimum percentage owned by single shareholder	50.00%
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available to reduce future taxable income for which the benefits have not been recognized	$ 0		$ 34,923,000
Unused tax losses available to shelter income in future taxation	236,701,000
Unused tax losses not available for tax loss carryforwards, no longer available to the company	111,834,000
Unused Non-capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Non-capital losses	574,465,000
Available to reduce future taxable income for which the benefits have not been recognized	569,542,000
Available temporary differences not recognized	$ 569,542,000	416,816,000
Unused Research and Development Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Losses/credit expire date	2027 to 2040
Available temporary differences not recognized	$ 84,556,000	$ 115,491,000
Total amount available of unused R&D expenses	86,715,000
Unused Research and Development Expenses | Available to Reduce Future Taxable Income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Available temporary differences not recognized	$ 84,556,000